Accounts Receivable, Net (Details) - Schedule of Movement of Allowance of Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Balance at beginning of the year	$ (28,594)	$ (4,223)
Current year reduction (addition)	5,053	(24,728)
Foreign exchange difference	477	357
Balance at end of the year	$ (23,064)	$ (28,594)